Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information
Entity Registrant Name	GROW SOLUTIONS HOLDINGS, INC.
Entity Central Index Key	0001104265
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Entity Filer Category	Smaller Reporting Company